Assets and liabilities held for sale - Narrative (Details) - GBP (£) £ in Millions	Sep. 30, 2022	Jul. 14, 2022
Guinness Cameroon S.A.
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Consideration received		£ 389
USL Popular brand
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Consideration received	£ 87
Gain on disposal of assets held for sale	£ 4